Financing Receivables and Allowance for Losses on Financing Receivables (Credit Quality) (Details) - GE Capital - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Impaired Loans [Abstract]
Recorded investment in loans with a specific allowance	$ 2	$ 20
Associated allowance with a specific allowance (specific reserves)	1	16
Impaired loans classified as Troubled debt restructuring (TDR)	116
Greater than 90 days past due [Member]
Past Due Financing Receivables
Financing receivable investment past due	$ 201	$ 131
Percent of Financing Receivable, Recorded Investment, Past Due Over 90 Days	0.80%	0.50%
Greater than 30 days past due [Member]
Past Due Financing Receivables
Financing receivable investment past due	$ 622	$ 610
Percent of Financing Receivable, Recorded Investment, Past Due Over 30 Days	2.50%	2.40%
Nonaccrual Financing Receivables [Member]
Nonaccrual Financing Receivables
Nonaccrual loans	$ 256	$ 512
Percent Financing Receivable, Recorded Investment, Nonaccrual Status	1.00%	2.00%